UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brave Warrior Advisors, LLC
Address: 12 East 49th Street
         14th Floor
         New York, New York  10017

13F File Number:  028-01658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen M. Blanchard
Title:     Chief Compliance Officer
Phone:     (212) 421-9760

Signature, Place, and Date of Signing:

 /s/    Karen M. Blanchard     New York, NY/USA     November 14, 2012

Effective March 2012, Brave Warrior Advisors, LLC succeeded Brave Warrior Capital, Inc. Going forward, Brave Warrior Advisors, LLC will now be reporting on the Form 13F filings.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $1,611,731 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724f101    82823  2553518 SH       SOLE                  2553518        0        0
COMCAST CORP NEW               CL A SPL         20030n200   118535  3405200 SH       SOLE                  3405200        0        0
FISERV INC                     COM              337738108   126671  1711082 SH       SOLE                  1711082        0        0
GOOGLE INC                     CL A             38259p508   226366   300021 SH       SOLE                   300021        0        0
HIGHER ONE HLDGS INC           COM              42983d104   119095  8834913 SH       SOLE                  8834913        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540r409    77542   838559 SH       SOLE                   838559        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307   110806  2192002 SH       SOLE                  2192002        0        0
ORACLE CORP                    COM              68389x105   129998  4132183 SH       SOLE                  4132183        0        0
PRIMERICA INC                  COM              74164m108    59393  2073772 SH       SOLE                  2073772        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    75258  5886406 SH       SOLE                  5886406        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911k102   335107  6063097 SH       SOLE                  6063097        0        0
VISTAPRINT N V                 SHS              n93540107   150137  4396403 SH       SOLE                  4396403        0        0